CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Trust, Inc. (1933 Act File No. 33-56672; 1940 Act File No. 811-7418) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information used with respect to Class A, Class C, Class R, Class R1, Class FI, Class I and Class IS of each of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust, series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 43 to the Registrant’s Registration Statement (“Amendment No. 43”), and (b) that Amendment No. 43 was filed electronically.

Dated as of: May 3, 2011	By:	/s/ Richard M. Wachterman
	Name:	Richard M. Wachterman
	Title:	Assistant Secretary